Fully Benefit-Responsive Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contracts	Fully Benefit-Responsive Investment Contracts
Investment contracts represent Synthetic GICs. A Synthetic GIC consists of units of various collective trust funds that hold high quality fixed income securities, accompanied by one or more insurance company wrap contracts under which the issuer agrees to purchase fund assets at book value if a sale is needed in order to make benefit payments.
In determining the net assets available for benefits, the Synthetic GICs are recorded at net contract value. Because the Synthetic GICs are fully benefit-responsive, contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to the Synthetic GICs. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. There are currently no reserves against contract values for credit risk of the contract issuers or otherwise. Certain events limit the ability of the Master Trust to transact at contract value with the issuer. Such events include the following: (i) amendments to the plan documents (including complete or partial plan termination or merger with another plan); (ii) changes to plan’s prohibition on competing investment options or deletion of equity wash provisions; (iii) bankruptcy of the plan sponsor or other plan sponsor events (e.g., divestitures or spin-offs of a subsidiary) which cause a significant withdrawal from the Master Trust or the Plan or (iv) the failure of the Master Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan administrator does not believe that the occurrence of any such event, which would limit the Plan’s ability to transact at contract value with participants, is probable.
Certain events could allow the issuers of the Synthetic GICs to terminate fully benefit-responsive investment contracts with the Plan and settle for an amount different from contract value. Examples of such events would include (i) the Plan’s loss of tax-exempt status, (ii) a material breach of responsibility by the Plan which cannot be corrected, or (iii) adverse changes to provisions of the Plan. The Plan administrator does not believe that the occurrence of any such event, which would cause termination of a contract for an amount different from contract value is probable.
The Synthetic GICs do not permit the insurance companies to terminate the agreement prior to the scheduled maturity date. Each contract is subject to early termination penalties that may be significant.